As Filed with the Securities and Exchange Commission on September 1, 2016

1933 Act File No. 333-141345
1940 Act File No. 811-22037

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A REGISTRATION STATEMENT Under
THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.	¨
Post-Effective Amendment No. 28	x
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 30	x

Stone Harbor Investment Funds
(Exact Name of Registrant as Specified in Charter)

(Check appropriate box or boxes)
Stone Harbor Investment Funds
(Exact Name of Registrant as Specified in Charter)

     31 West 52nd Street, 16th Floor New York, NY 10019 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (212) 548-1022

Adam J. Shapiro, Esq.
c/o Stone Harbor Investment Partners LP
31 West 52nd Street, 16th Floor
New York, NY 10019

(Name and Address of Agent for Service)

Copies to:

Michael G. Doherty, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

It is proposed that this filing will become effective (check appropriate box)

¨	immediately upon filing pursuant to paragraph (b)
x	on September 19, 2016, pursuant to paragraph (b)

¨	60 days after filing pursuant to paragraph (a)(1)
¨	on [date] pursuant to paragraph (a)(1)
¨	75 days after filing pursuant to paragraph (a)(2)
¨	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 28 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate September 19, 2016, as the new effective date for Post-Effective Amendment No. 25 filed pursuant to Rule 485(a) under the Securities Act on May 25, 2016. Post-Effective Amendment No. 25 was initially scheduled to become effective on August 8, 2016, and was the subject of previous delaying amendments, Post-Effective Amendment No. 26 and Post-Effective Amendment No. 27 filed pursuant to Rule 485(b)(1)(iii) under the Securities Act on August 5, 2016 and August 18, 2016, respectively. This Post-Effective Amendment No. 28 does not supersede or amend any information contained in Post-Effective Amendment No. 25.

This Post-Effective Amendment relates solely to Stone Harbor Investment Fund’s Stone Harbor Equity Return Portable Alpha Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

STONE HARBOR INVESTMENT FUNDS

Stone Harbor Equity Return Portable Alpha Fund

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Stone Harbor Investment Funds (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 25, 2016 (“Amendment No. 25/27”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 25/27 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 25, 2016.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 25/27 to the Trust’s Registration Statement on Form N-1A filed with the SEC on May 25, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Stone Harbor Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 under the Securities Act and Amendment No. 30 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 1st day of September, 2016.

STONE HARBOR INVESTMENT FUNDS
(Registrant)

By: /s/ Peter J. Wilby

Name: Peter J. Wilby
Title: President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of September, 2016.

Signature	Title	Date
/s/ Peter J. Wilby	President	September 1, 2016
Thomas M. Reynolds	Principal Financial and Accounting Officer	September 1, 2016
Alan Brott*	Trustee	September 1, 2016
Heath B. McLendon*	Trustee	September 1, 2016
Thomas K. Flanagan*	Trustee	September 1, 2016
Patrick Sheehan*	Trustee	September 1, 2016
Glenn Marchak*	Trustee	September 1, 2016

*By: /s/ Adam J. Shapiro

Attorney-In-Fact
September 1, 2016